Consolidated Statements Of Operations and Comprehensive Loss - USD ($)	7 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenue
Revenue		$ 18,904,000	$ 11,413,000
Cost of revenue
Cost of revenue		17,391,000	17,428,000
Gross (loss) profit		1,513,000	(6,015,000)
Operating expenses:
Research and development		23,317,000	23,297,000
Sales and marketing		8,998,000	4,505,000
General and administrative		20,960,000	14,546,000
Total operating expenses		53,275,000	42,348,000
Loss from operations		(51,762,000)	(48,363,000)
Other (expense) income:
Interest income		24,000	278,000
Interest expense		(2,517,000)	(3,582,000)
Other income (expense), net		(52,150,000)	7,000
Total other income (expense), net		(54,643,000)	(3,297,000)
Loss before income taxes		(106,405,000)	(51,660,000)
Provision for income tax expense		375,000	1,000
Net loss		(106,780,000)	(51,661,000)
Net loss and comprehensive loss		$ (106,780,000)	$ (51,661,000)
Basic and diluted net loss per share, ordinary shares		$ (4.20)	$ (4.92)
Basic and diluted weighted average shares outstanding, ordinary shares		25,397,143	10,509,923
Product [Member]
Revenue
Revenue		$ 16,886,000	$ 9,804,000
Cost of revenue
Cost of revenue		17,365,000	17,120,000
Service [Member]
Revenue
Revenue		2,018,000	1,609,000
Cost of revenue
Cost of revenue		$ 26,000	$ 308,000
Colonnade Acquisition Corp.
Revenue
Formation and operational costs	$ 2,763,620
Operating expenses:
Loss from operations	(2,763,620)
Other (expense) income:
Interest earned on marketable securities held in Trust Account	57,914
Unrealized gain on marketable securities held in Trust Account	3,140
Total other income (expense), net	61,054
Net loss	$ (2,702,566)
Basic and diluted net loss per share, ordinary shares	$ (0.45)
Basic and diluted net income per share, Class A ordinary shares subject to redemption	$ 0.00
Basic and diluted weighted average shares outstanding, ordinary shares	6,150,329
Class A Ordinary Shares [Member] | Colonnade Acquisition Corp.
Other (expense) income:
Basic and diluted weighted average shares outstanding, Class A ordinary shares subject to redemption	18,938,199
Basic and diluted net income per share, Class A ordinary shares subject to redemption	$ 0.00